Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Securitized ETF	Dec. 30, 2024
Fidelity Investment Grade Securitized ETF | Return Before Taxes
Average Annual Return:
Past 1 year	5.41%
Since Inception	(3.01%)	[1]
Fidelity Investment Grade Securitized ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.92%
Since Inception	(3.75%)	[1]
Fidelity Investment Grade Securitized ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.17%
Since Inception	(2.59%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.74%)
LB371
Average Annual Return:
Past 1 year	5.08%
Since Inception	(2.81%)

[1]	A From March 2, 2021 .